Liquidity, Going Concern and Management Plans (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 81		$ 7,624	$ 31
Working capital deficit	(31,400)		(49,600)
Accumulated deficit	(111,593)		(56,123)	(21,763)
Net loss	(56,343)	$ (2,867)	(38,127)	(13,092)
Net cash provided by (used in) operating activities	$ (7,478)	$ (582)	$ 1,731	$ (3,153)